General	12 Months Ended
Dec. 31, 2017
General [Abstract]
General	GENERAL

A.    GENERAL DESCRIPTION

Elbit Systems Ltd. (“Elbit Systems” or the “Company”) is an Israeli corporation that is 45.80% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems’ major wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”) and Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 22(C).

C.	ACQUISITIONS AND INVESTMENTS

(1)
In June 2017, the Company completed the acquisition of a 100% interest in a Canadian company for a purchase price of approximately $20,200, of which $10,500 is contingent consideration, which may become payable on the occurrence of certain future events. Based on a purchase price allocation (“PPA”) performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $9,500) and to other intangible assets (approximately $9,500). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition.The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

(2)
Also, in June 2017, the Company completed the acquisition of a 100% interest in a Brazilian company for a purchase price of approximately $23,000, of which approximately $9,700 is contingent consideration, which may become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $15,600) and to other intangible assets (approximately $12,300). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition.The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

(3)
In the third quarter of 2016, a third party invested in a newly established Israeli subsidiary acting in the area of energy technology solutions for civilian transportation applications. The third party investor holds certain substantial participation rights. As a result, the Company recognized in other operating income a net gain of approximately $10,500 related to valuation of the shares previously held by the Company.

(4)
In the second quarter of 2016, the Company invested approximately $13,400 in a U.K. company that is a joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited (“KBR”). The joint venture is engaged in the area of flight training systems.

Note 1 -    GENERAL (Cont.)

C.	ACQUISITIONS AND INVESTMENTS (Cont.)

(5)
In the first quarter of 2016, an Israeli subsidiary was deconsolidated following an investment by a third party, which included certain substantial participating rights. As a result, the Company recognized in other operating income a net gain related to the revaluation of the investment of approximately $7,000.

(6)
In July 2015, the Company acquired a division from an Israeli-based company (the “Seller”), for a total consideration of approximately $154,000, of which approximately $40,000 is contingent consideration, which may become payable on the occurrence of certain future events.

Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$(10,287)
Technology	31,997	7.5 years
In-process research and development (“IPR&D”)	714	2.5 years
Customer relationships	9,127	8.5 years
Backlog	11,689	5.5 years
Goodwill	111,142
	$154,382

The results of operation of the acquired business were consolidated in the Company's financial statements commencing on the date of acquisition. The effects on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

In December 2016, following certain claims and allegations demanding indemnification pursuant to the asset purchase agreement, the Company signed a settlement agreement with the Seller, in which the parties agreed on certain cash payments and a reduction of up to $4,000 from any contingent consideration payment to Seller. During 2017, the Company recognized a reduction of approximately $31,200 in its contingent consideration related to the acquisition of the division from the Seller (the reductions in the contingent consideration offset general and administrative expenses).

(7)
In April 2015, the Company completed the acquisition of a 100% interest in an Israeli company for a purchase price of approximately $24,000. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $8,300) and to other intangible assets (approximately $9,300). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition.The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

(8)
In 2010, the Company acquired a 49% interest in an Israeli company (the “Israeli Subsidiary”). On March 30, 2014, the Company, through another wholly-owned Israeli subsidiary, increased its holdings in the Israeli Subsidiary to 90% and, as a result, the Company recognized a gain of approximately $6,000, included in “other operating income, net”, based on the re-measurement of the fair-value of its previously held 49% equity interest in the Israeli Subsidiary. The acquisition was accounted for using the purchase method as a business combination achieved in stages. The results of the Israeli Subsidiary were consolidated in the Company's consolidated financial statements commencing on the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2014, were immaterial to the consolidated results of the Company. In 2016, the Company acquired the additional 10% non-controlling interest in the Israeli Subsidiary for a consideration of $1,300.